PARENT COMPANY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
PARENT COMPANY INFORMATION
Disclosure of detailed information about Condensed separate Statement of Financial Position

Condensed separate Statement of Financial Position

	December 31,
	2018		2017
Current Assets
Cash and cash equivalents	Ps.	38,667	Ps.	35,478
Trading securities		1,543		453
Accounts receivable from related parties		267,640		274,323
Other assets		517		513
Total current assets	Ps.	308,367	Ps.	310,767

Non current Assets
Investments in subsidiaries		19,932,376		18,589,623
Property plant and equipment		2,414		2,851
Deferred tax		476		—
Total non current assets	Ps.	19,935,266	Ps.	18,592,474

Total assets	Ps.	20,243,633	Ps.	18,903,241

Current liabilities
Borrowings at amortized cost		2,808		290,101
Outstanding bonds at amortized cost		284,758		5,725
Accounts payable		405,372		440,318
Other non-financial liabilities		1,214		1,233
Total current liabilities	Ps.	694,152	Ps.	737,377

Long-term liabilities
Borrowings at amortized cost		541,924		253,503
Outstanding bonds		824,520		1,104,080
Deferred tax liabilities		—		33
Total non current liabilities	Ps.	1,366,444	Ps.	1,357,616

Total liabilities	Ps.	2,060,596	Ps.	2,094,993

Equity
Shareholders’ equity		18,183,037		16,808,248

Total liabilities and shareholders’ equity	Ps.	20,243,633	Ps.	18,903,241

Disclosure of detailed information about Condensed separate Statement of Income

	December 31,		December 31,		December 31,
Condensed separate Statement of Income	2018		2017		2016
Operating revenue
Equity method income, net		2,893,435		2,005,155		2,330,814
Other revenue from ordinary activities		285,218		234,502		77,387
Total operating revenue	Ps.	3,178,653	Ps.	2,239,657	Ps.	2,408,201

Expenses, net
Administrative expenses		75,348		89,823		98,130
Other expenses		166		274		168
(Losses) gains from exchange differences		(1,601)		98		(1,085)
Operating income	Ps.	3,101,538	Ps.	2,149,658	Ps.	2,308,818

Financial expenses		118,892		133,171		125,585

Net income before taxes	Ps.	2,982,646	Ps.	2,016,487	Ps.	2,183,233
Income tax expense		66,662		51,568		5,620
Net income	Ps.	2,915,984	Ps.	1,964,919	Ps.	2,177,613

Disclosure of detailed information about Condensed separate Cash flow

	December 31,		December 31,		December 31,
Condensed separate Cash flow	2018		2017		2016
Net income	Ps.	2,915,984	Ps.	1,964,919	Ps.	2,177,613
Adjustments to reconcile net income to net cash used by operating activities		(1,773,713)		(867,042)		(1,726,296)
Net cash provided by operating activities		1,142,271		1,097,877		451,317
Net cash provided (used in) by investing activities		(11,185)		(8,830)		(55,374)
Net cash (used in) provided by financing activities		(1,127,897)		(1,100,849)		(360,827)
Increase (decrease) in cash and cash equivalents		3,189		(11,802)		35,116
Cash and cash equivalents at beginning of year		35,478		47,280		12,164
Cash and cash equivalents at end of year	Ps.	38,667	Ps.	35,478	Ps.	47,280

Disclosure of subsidiaries

Investment in subsidiaries as of December 31, 2018 and 2017 comprise the following:

	December 31, 2018			December 31, 2017
	Ownership			Ownership
	interest held			interest held
	by Grupo	Book		by Grupo	Book
Subsidiary	Aval	Value		Aval	Value
Banco de Bogotá S.A.	68.74%	Ps.	11,905,815	68.74%	Ps.	11,000,669
Banco de Occidente S.A.	72.27%		3,183,351	72.27%		3,174,228
Banco Comercial AV Villas S.A.	79.87%		1,290,056	79.87%		1,190,740
Banco Popular S.A.	93.74%		2,923,562	93.74%		2,710,218
Corporación Financiera Colombiana S.A.	38.25%		674,484	44.79%		504,962
Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A.	75.69%		440,707	75.69%		401,341
Grupo Aval Limited	100.00%		(347,082)	100.00%		(315,227)
Grupo Aval International Limited	100.00%		(138,517)	100.00%		(77,308)
		Ps.	19,932,376		Ps.	18,589,623

Disclosure of detailed information about Outstanding bonds

Bonds at December 31, 2018 and 2017 comprise the following:

					Amounts outstanding
Issuance date	Tranches		Maturity	Coupon rate	2018		2017

June, 2017	Ps.	100,000	June, 2020	IPC + 2.69%	Ps.	100,065	Ps.	100,074
June, 2017		300,000	June, 2042	IPC + 3.99%		300,237		300,264
November, 2016		93,000	November, 2026	IPC + 3.86%		93,690		93,758
November, 2016		207,000	November, 2036	IPC + 4.15%		208,597		208,750
December, 2009		279,560	December, 2019	IPC + 4.84%		281,341		281,528
December, 2009		124,520	December, 2024	IPC + 5.20%		125,348		125,431
Total Bonds	Ps.	1,104,080			Ps.	1,109,278	Ps.	1,109,805

Disclosure of detailed information about scheduled maturities of bonds	The scheduled maturities of bonds as of December 31, 2018 are as follows

Period	Amount
2019		284,758
2020		100,000
2021 and thereafter		724,520
Total	Ps.	1,109,278